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                                                    '33 Act File No. 333-07987
                                                    '40 Act File No. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933

                        Pre-Effective Amendment No. ____ [ ]

                       Post-Effective Amendment No.  1   [X]

                                   and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940

                              Amendment No. 89           [X]
                      (Check appropriate box or boxes.)

                    Security First Life Separate Account A
                          (Exact Name of Registrant)

                    Security First Life Insurance Company
                             (Name of Depositor)

        11365 West Olympic Boulevard, Los Angeles, California 90064 (Address of Depositor's Principal Executive Offices) (Zip Code)

      Depositor's Telephone Number, including Area Code: (310)312-6100

                             Richard C. Pearson
                  Senior Vice President and General Counsel
                    Security First Life Insurance Company
         11365 West Olympic Boulevard, Los Angeles, California 90064
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

   x   immediately upon filing pursuant to paragraph (b) of Rule 485
-------
       on [date] pursuant to paragraph (b) of Rule 485
-------
       60 days after filing pursuant to paragraph (a) of Rule 485
-------
       on [date] pursuant to paragraph (a) of Rule 485
-------

If appropriate, check the following box:

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2, the Registrant has elected to register an indefinite number of securities under the Securities Act of 1933. The 24f-2 Notice for the year ended December 31, 1995 was filed February 23, 1996.


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                  Security First Life Separate Account A

                           Cross Reference Sheet

                          Item number in Form N-4

PARTS A & B

Security First Life Separate Account A, the Registrant, no longer offers the variable annuity contract described in Registration Statement File
No. 333-07987 to the public. Based upon the precedent, circumstances and conditions set forth in Great-West Life and Annuity Insurance Company grant of the no-action (pub. avail. Oct. 23, 1990), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration Statement File No. 333-07987.

The only purpose of this post-effective amendment to Form N-4 is to provide the "reasonableness" representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

*The content of the previously filed Registration Statement dated
July 11, 1996 is incorporated herein by reference pursuant to the letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product registrants.

PART C

Item 32.  Undertakings

Registrant hereby represents that the fees and charges deducted under the Contracts registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Security First Life Insurance Company.



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                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on this 30th day of July, 1997.

                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                                    (Registrant)

                                    By:  SECURITY FIRST LIFE INSURANCE COMPANY
                                                     (Sponsor)



                                    By:  /s/ Robert G. Mepham
                                         ------------------------------------
                                         Robert G. Mepham, President

As required by the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                         Title                       Date



/s/ Robert G. Mepham              President/Director          July 30, 1997
--------------------------
Robert G. Mepham



/s/ Jane F. Eagle                 Principal Financial         July 30, 1997
--------------------------        and Accounting Officer
Jane F. Eagle



/s/ Melvin M. Hawkrigg*           Chairman, Director          July 30, 1997
--------------------------
Melvin M. Hawkrigg



__________________________        Director                    July 30, 1997
Frederic J. Tomczyk



/s/ Paul X. Kelley*               Director                    July 30, 1997
--------------------------
Paul X. Kelley


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Signature                         Title                       Date



/s/ Frank E. Farella*             Director                    July 30, 1997
--------------------------
Frank E. Farella



/s/ Richard C. Pearson            Director                    July 30, 1997
--------------------------
Richard C. Pearson



/s/ Richard C. Pearson            Director                    July 30, 1997
--------------------------
* (Richard C. Pearson as
Attorney-in-Fact for each of
the persons indicated)